Securities - Schedule of Fair Value Measurement (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Trading Securities	$ 99,697
FVTPL Securities	11,611
FVOCI securities	62,440
Amortized Cost Securities	6,485
Other Securities	702	$ 960
Total securities	180,935	163,198
Trading Securities		99,069
Available-for-sale securities		54,075
Held-to-Maturity Securities		9,094
Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	62,440
Amortized Cost Securities	6,288
Available-for-sale securities		54,075
Held-to-Maturity Securities		9,096
Carrying Amount [Member]
Disclosure of financial assets [line items]
Other Securities	702	960
Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Total securities	182,228	163,426
Total value of securities [member]
Disclosure of financial assets [line items]
Total securities	180,935	163,198
Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	82,767	80,223
United States of America, Dollar
Disclosure of financial assets [line items]
Total securities	96,266	79,997
Other Currency [member]
Disclosure of financial assets [line items]
Total securities	1,902	2,978
Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	63,733
Amortized Cost Securities	$ 6,485
Available-for-sale securities		54,303
Held-to-Maturity Securities		$ 9,094
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.72%
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.13%
Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 10,320
FVTPL Securities	431
Trading Securities		$ 10,827
Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	12,805
Available-for-sale securities		9,180
Held-to-Maturity Securities		1,857
Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 12,884
Available-for-sale securities		9,212
Held-to-Maturity Securities		$ 1,855
Canadian federal government [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		0.99%
Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.64%
Canadian Provincial And Municipal Governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 8,702
FVTPL Securities	946
Trading Securities		$ 7,327
Canadian Provincial And Municipal Governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	6,862
Amortized Cost Securities	841
Available-for-sale securities		3,627
Held-to-Maturity Securities		1,590
Canadian Provincial And Municipal Governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	6,896
Amortized Cost Securities	$ 832
Available-for-sale securities		3,613
Held-to-Maturity Securities		$ 1,567
Canadian Provincial And Municipal Governments [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.77%
Canadian Provincial And Municipal Governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.90%
US federal Government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 9,517
FVTPL Securities	69
Trading Securities		$ 9,473
US federal Government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	16,823
Available-for-sale securities		14,269
US federal Government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 17,403
Available-for-sale securities		$ 14,481
US federal Government [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.80%
US federal Government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.22%
US State Municipal And Agencies Debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,216
Trading Securities		$ 2,131
US State Municipal And Agencies Debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	3,655
Available-for-sale securities		4,096
US State Municipal And Agencies Debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 3,694
Available-for-sale securities		$ 4,058
US State Municipal And Agencies Debt [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.00%
US State Municipal And Agencies Debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.42%
Other governments member [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,412
Trading Securities		$ 823
Other governments member [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	4,790
Amortized Cost Securities	10
Available-for-sale securities		3,558
Other governments member [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	4,818
Amortized Cost Securities	$ 10
Available-for-sale securities		$ 3,567
Other governments member [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.43%
Other governments member [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.39%
NHA MBS US Agency MBS And CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 9,184
FVTPL Securities	7
Trading Securities		$ 931
NHA MBS US Agency MBS And CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	5,346
Held-to-Maturity Securities		5,649
NHA MBS US Agency MBS And CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	5,552
Held-to-Maturity Securities		5,672
Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	9,198
FVTPL Securities	6,820
Trading Securities		11,763
Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	3,756
Amortized Cost Securities	91
Available-for-sale securities		4,525
Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	3,783
Amortized Cost Securities	$ 91
Available-for-sale securities		$ 4,514
Corporate debt [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.02%
Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.67%
Loan [Member]
Disclosure of financial assets [line items]
Trading Securities	$ 199
Trading Securities		$ 153
Corporate equity [member]
Disclosure of financial assets [line items]
Trading Securities	49,949
FVTPL Securities	3,338
Trading Securities		55,641
Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	62
Available-for-sale securities		1,604
Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	62
Available-for-sale securities		$ 1,499
Corporate equity [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.37%
National Housing Act Mortgage Backed Securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	2,382
Available-for-sale securities		$ 2,457
National Housing Act and Mortgage Backed Securities [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	2,370
Available-for-sale securities		$ 2,455
National Housing Act and Mortgage Backed Securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 2,382
National Housing Act and Mortgage Backed Securities [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.74%
National Housing Act and Mortgage Backed Securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.98%
Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		$ 10,761
Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		$ 10,902
Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.99%
US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 11,317
US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 11,811
Available-for-sale securities		$ 10,902
US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.33%
Within 1 year [member]
Disclosure of financial assets [line items]
Trading Securities	$ 12,352
FVTPL Securities	1,013
Trading Securities		9,178
Within 1 year [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	12,778
Amortized Cost Securities	402
Available-for-sale securities		9,974
Held-to-Maturity Securities		2,785
Within 1 year [member] | Carrying Amount [Member]
Disclosure of financial assets [line items]
Other Securities		7
Within 1 year [member] | Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Total securities	26,556	21,936
Within 1 year [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Total securities	26,545	21,940
Within 1 year [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	18,091	16,959
Within 1 year [member] | United States of America, Dollar
Disclosure of financial assets [line items]
Total securities	7,799	3,948
Within 1 year [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	655	1,033
Within 1 year [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	12,789
Amortized Cost Securities	$ 402
Available-for-sale securities		9,970
Held-to-Maturity Securities		$ 2,781
Within 1 year [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		0.89%
Within 1 year [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.55%
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 4,103
FVTPL Securities	328
Trading Securities		$ 4,862
Within 1 year [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	6,592
Available-for-sale securities		5,578
Held-to-Maturity Securities		1,857
Within 1 year [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 6,600
Available-for-sale securities		5,585
Held-to-Maturity Securities		$ 1,855
Within 1 year [member] | Canadian federal government [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		0.66%
Within 1 year [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.52%
Within 1 year [member] | Canadian Provincial And Municipal Governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,293
Trading Securities		$ 812
Within 1 year [member] | Canadian Provincial And Municipal Governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	3,204
Amortized Cost Securities	230
Available-for-sale securities		1,156
Held-to-Maturity Securities		737
Within 1 year [member] | Canadian Provincial And Municipal Governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	3,200
Amortized Cost Securities	$ 230
Available-for-sale securities		1,157
Held-to-Maturity Securities		$ 735
Within 1 year [member] | Canadian Provincial And Municipal Governments [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		0.85%
Within 1 year [member] | Canadian Provincial And Municipal Governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.36%
Within 1 year [member] | US federal Government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 2,684
FVTPL Securities	69
Trading Securities		$ 1,332
Within 1 year [member] | US federal Government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	454
Available-for-sale securities		17
Within 1 year [member] | US federal Government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 462
Available-for-sale securities		$ 15
Within 1 year [member] | US federal Government [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		0.88%
Within 1 year [member] | US federal Government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.39%
Within 1 year [member] | US State Municipal And Agencies Debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 756
Trading Securities		$ 642
Within 1 year [member] | US State Municipal And Agencies Debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	355
Available-for-sale securities		370
Within 1 year [member] | US State Municipal And Agencies Debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 356
Available-for-sale securities		$ 370
Within 1 year [member] | US State Municipal And Agencies Debt [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.63%
Within 1 year [member] | US State Municipal And Agencies Debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.69%
Within 1 year [member] | Other governments member [member]
Disclosure of financial assets [line items]
Trading Securities	$ 485
Trading Securities		$ 85
Within 1 year [member] | Other governments member [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,192
Available-for-sale securities		1,593
Within 1 year [member] | Other governments member [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 1,193
Available-for-sale securities		$ 1,592
Within 1 year [member] | Other governments member [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.44%
Within 1 year [member] | Other governments member [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.82%
Within 1 year [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 382
Trading Securities		$ 147
Within 1 year [member] | NHA MBS US Agency MBS And CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	171
Held-to-Maturity Securities		191
Within 1 year [member] | NHA MBS US Agency MBS And CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	171
Held-to-Maturity Securities		191
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	2,635
FVTPL Securities	616
Trading Securities		1,298
Within 1 year [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	671
Amortized Cost Securities	1
Available-for-sale securities		997
Within 1 year [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	672
Amortized Cost Securities	$ 1
Available-for-sale securities		$ 995
Within 1 year [member] | Corporate debt [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		0.75%
Within 1 year [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.45%
Within 1 year [member] | Loan [Member]
Disclosure of financial assets [line items]
Trading Securities	$ 14
Within 1 year [member] | National Housing Act Mortgage Backed Securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		$ 255
Within 1 year [member] | National Housing Act and Mortgage Backed Securities [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	310
Available-for-sale securities		$ 262
Within 1 year [member] | National Housing Act and Mortgage Backed Securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 306
Within 1 year [member] | National Housing Act and Mortgage Backed Securities [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.05%
Within 1 year [member] | National Housing Act and Mortgage Backed Securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.95%
Within 1 year [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		$ 1
Within 1 year [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		$ 1
Within 1 year [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.83%
1 to 3 years [member]
Disclosure of financial assets [line items]
Trading Securities	$ 10,151
FVTPL Securities	82
Trading Securities		$ 7,262
1 to 3 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	10,744
Amortized Cost Securities	749
Available-for-sale securities		7,046
Held-to-Maturity Securities		998
1 to 3 years [member] | Carrying Amount [Member]
Disclosure of financial assets [line items]
Other Securities		21
1 to 3 years [member] | Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Total securities	21,785	15,346
1 to 3 years [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Total securities	21,722	15,324
1 to 3 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	12,284	8,546
1 to 3 years [member] | United States of America, Dollar
Disclosure of financial assets [line items]
Total securities	9,423	6,662
1 to 3 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	15	116
1 to 3 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	10,807
Amortized Cost Securities	$ 745
Available-for-sale securities		7,068
Held-to-Maturity Securities		$ 995
1 to 3 years [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.72%
1 to 3 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.09%
1 to 3 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 2,195
Trading Securities		$ 1,527
1 to 3 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	4,006
Available-for-sale securities		1,749
1 to 3 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 4,036
Available-for-sale securities		$ 1,764
1 to 3 years [member] | Canadian federal government [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.48%
1 to 3 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.58%
1 to 3 years [member] | Canadian Provincial And Municipal Governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 2,029
FVTPL Securities	23
Trading Securities		$ 1,343
1 to 3 years [member] | Canadian Provincial And Municipal Governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,227
Amortized Cost Securities	282
Available-for-sale securities		266
Held-to-Maturity Securities		512
1 to 3 years [member] | Canadian Provincial And Municipal Governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,229
Amortized Cost Securities	$ 280
Available-for-sale securities		265
Held-to-Maturity Securities		$ 510
1 to 3 years [member] | Canadian Provincial And Municipal Governments [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.45%
1 to 3 years [member] | Canadian Provincial And Municipal Governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.81%
1 to 3 years [member] | US federal Government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 2,835
Trading Securities		$ 1,758
1 to 3 years [member] | US federal Government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,595
1 to 3 years [member] | US federal Government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 1,604
1 to 3 years [member] | US federal Government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.61%
1 to 3 years [member] | US State Municipal And Agencies Debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 135
Trading Securities		222
1 to 3 years [member] | US State Municipal And Agencies Debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	678
Available-for-sale securities		566
1 to 3 years [member] | US State Municipal And Agencies Debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 684
Available-for-sale securities		$ 563
1 to 3 years [member] | US State Municipal And Agencies Debt [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.78%
1 to 3 years [member] | US State Municipal And Agencies Debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.07%
1 to 3 years [member] | Other governments member [member]
Disclosure of financial assets [line items]
Trading Securities	$ 557
Trading Securities		$ 438
1 to 3 years [member] | Other governments member [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,183
Amortized Cost Securities	3
Available-for-sale securities		1,225
1 to 3 years [member] | Other governments member [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,187
Amortized Cost Securities	$ 3
Available-for-sale securities		$ 1,231
1 to 3 years [member] | Other governments member [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.34%
1 to 3 years [member] | Other governments member [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.21%
1 to 3 years [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 497
FVTPL Securities	3
Trading Securities		$ 571
1 to 3 years [member] | NHA MBS US Agency MBS And CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	454
Held-to-Maturity Securities		486
1 to 3 years [member] | NHA MBS US Agency MBS And CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	452
Held-to-Maturity Securities		485
1 to 3 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	1,821
FVTPL Securities	56
Trading Securities		1,375
1 to 3 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,980
Amortized Cost Securities	10
Available-for-sale securities		2,080
1 to 3 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,992
Amortized Cost Securities	$ 10
Available-for-sale securities		$ 2,082
1 to 3 years [member] | Corporate debt [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.08%
1 to 3 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.86%
1 to 3 years [member] | Loan [Member]
Disclosure of financial assets [line items]
Trading Securities	$ 82
Trading Securities		$ 28
1 to 3 years [member] | National Housing Act Mortgage Backed Securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		1,143
1 to 3 years [member] | National Housing Act and Mortgage Backed Securities [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	62
Available-for-sale securities		$ 1,141
1 to 3 years [member] | National Housing Act and Mortgage Backed Securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 62
1 to 3 years [member] | National Housing Act and Mortgage Backed Securities [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.83%
1 to 3 years [member] | National Housing Act and Mortgage Backed Securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.32%
1 to 3 years [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		$ 19
1 to 3 years [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		$ 20
1 to 3 years [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		3.12%
1 to 3 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 13
1 to 3 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 13
1 to 3 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.31%
3 to 5 years [member]
Disclosure of financial assets [line items]
Trading Securities	$ 6,719
FVTPL Securities	138
Trading Securities		$ 6,092
3 to 5 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	15,595
Amortized Cost Securities	162
Available-for-sale securities		8,724
Held-to-Maturity Securities		366
3 to 5 years [member] | Carrying Amount [Member]
Disclosure of financial assets [line items]
Other Securities		13
3 to 5 years [member] | Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Total securities	22,955	15,202
3 to 5 years [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Total securities	22,612	15,193
3 to 5 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	9,782	7,222
3 to 5 years [member] | United States of America, Dollar
Disclosure of financial assets [line items]
Total securities	12,718	7,916
3 to 5 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	112	55
3 to 5 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	15,938
Amortized Cost Securities	$ 160
Available-for-sale securities		8,733
Held-to-Maturity Securities		$ 364
3 to 5 years [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.85%
3 to 5 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.23%
3 to 5 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 2,038
FVTPL Securities	4
Trading Securities		$ 2,021
3 to 5 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,688
Available-for-sale securities		1,262
3 to 5 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 1,711
Available-for-sale securities		$ 1,266
3 to 5 years [member] | Canadian federal government [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.46%
3 to 5 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.09%
3 to 5 years [member] | Canadian Provincial And Municipal Governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,235
FVTPL Securities	5
Trading Securities		$ 714
3 to 5 years [member] | Canadian Provincial And Municipal Governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,726
Amortized Cost Securities	145
Available-for-sale securities		1,310
3 to 5 years [member] | Canadian Provincial And Municipal Governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,742
Amortized Cost Securities	$ 143
Available-for-sale securities		$ 1,293
3 to 5 years [member] | Canadian Provincial And Municipal Governments [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.24%
3 to 5 years [member] | Canadian Provincial And Municipal Governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.67%
3 to 5 years [member] | US federal Government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,260
Trading Securities		$ 2,000
3 to 5 years [member] | US federal Government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	6,858
Available-for-sale securities		3,115
3 to 5 years [member] | US federal Government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 7,116
Available-for-sale securities		$ 3,128
3 to 5 years [member] | US federal Government [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.81%
3 to 5 years [member] | US federal Government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	1.98%
3 to 5 years [member] | US State Municipal And Agencies Debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 29
Trading Securities		$ 86
3 to 5 years [member] | US State Municipal And Agencies Debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	540
Available-for-sale securities		467
3 to 5 years [member] | US State Municipal And Agencies Debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 542
Available-for-sale securities		$ 463
3 to 5 years [member] | US State Municipal And Agencies Debt [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.26%
3 to 5 years [member] | US State Municipal And Agencies Debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.59%
3 to 5 years [member] | Other governments member [member]
Disclosure of financial assets [line items]
Trading Securities	$ 330
Trading Securities		$ 266
3 to 5 years [member] | Other governments member [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	2,113
Amortized Cost Securities	7
Available-for-sale securities		722
3 to 5 years [member] | Other governments member [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	2,135
Amortized Cost Securities	$ 7
Available-for-sale securities		$ 725
3 to 5 years [member] | Other governments member [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.52%
3 to 5 years [member] | Other governments member [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.74%
3 to 5 years [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 477
FVTPL Securities	4
Trading Securities		$ 203
3 to 5 years [member] | NHA MBS US Agency MBS And CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Held-to-Maturity Securities		366
3 to 5 years [member] | NHA MBS US Agency MBS And CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Held-to-Maturity Securities		364
3 to 5 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	1,295
FVTPL Securities	125
Trading Securities		795
3 to 5 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	566
Amortized Cost Securities	10
Available-for-sale securities		734
3 to 5 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	569
Amortized Cost Securities	$ 10
Available-for-sale securities		$ 737
3 to 5 years [member] | Corporate debt [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.48%
3 to 5 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.87%
3 to 5 years [member] | Loan [Member]
Disclosure of financial assets [line items]
Trading Securities	$ 55
Trading Securities		$ 7
3 to 5 years [member] | National Housing Act Mortgage Backed Securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		1,059
3 to 5 years [member] | National Housing Act and Mortgage Backed Securities [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,998
Available-for-sale securities		$ 1,052
3 to 5 years [member] | National Housing Act and Mortgage Backed Securities [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 2,014
3 to 5 years [member] | National Housing Act and Mortgage Backed Securities [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.56%
3 to 5 years [member] | National Housing Act and Mortgage Backed Securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.00%
3 to 5 years [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		$ 62
3 to 5 years [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		$ 62
3 to 5 years [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.25%
3 to 5 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 106
3 to 5 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 109
3 to 5 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.50%
5 to 10 years [member]
Disclosure of financial assets [line items]
Trading Securities	$ 6,288
FVTPL Securities	716
Trading Securities		$ 6,751
5 to 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	12,847
Amortized Cost Securities	1,997
Available-for-sale securities		15,236
Held-to-Maturity Securities		1,338
5 to 10 years [member] | Carrying Amount [Member]
Disclosure of financial assets [line items]
Other Securities		38
5 to 10 years [member] | Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Total securities	22,351	23,518
5 to 10 years [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Total securities	21,919	23,346
5 to 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	5,475	6,235
5 to 10 years [member] | United States of America, Dollar
Disclosure of financial assets [line items]
Total securities	16,404	17,087
5 to 10 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	40	24
5 to 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	13,279
Amortized Cost Securities	$ 2,068
Available-for-sale securities		15,408
Held-to-Maturity Securities		$ 1,321
5 to 10 years [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.95%
5 to 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.44%
5 to 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,077
FVTPL Securities	2
Trading Securities		$ 1,313
5 to 10 years [member] | Canadian federal government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	519
Available-for-sale securities		591
5 to 10 years [member] | Canadian federal government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 537
Available-for-sale securities		$ 597
5 to 10 years [member] | Canadian federal government [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.57%
5 to 10 years [member] | Canadian federal government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.14%
5 to 10 years [member] | Canadian Provincial And Municipal Governments [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,355
FVTPL Securities	22
Trading Securities		$ 1,991
5 to 10 years [member] | Canadian Provincial And Municipal Governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	693
Amortized Cost Securities	184
Available-for-sale securities		855
Held-to-Maturity Securities		341
5 to 10 years [member] | Canadian Provincial And Municipal Governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	713
Amortized Cost Securities	$ 179
Available-for-sale securities		860
Held-to-Maturity Securities		$ 322
5 to 10 years [member] | Canadian Provincial And Municipal Governments [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.32%
5 to 10 years [member] | Canadian Provincial And Municipal Governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.59%
5 to 10 years [member] | US federal Government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 1,895
Trading Securities		$ 1,906
5 to 10 years [member] | US federal Government [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	7,916
Available-for-sale securities		11,137
5 to 10 years [member] | US federal Government [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 8,221
Available-for-sale securities		$ 11,338
5 to 10 years [member] | US federal Government [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.80%
5 to 10 years [member] | US federal Government [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.35%
5 to 10 years [member] | US State Municipal And Agencies Debt [member]
Disclosure of financial assets [line items]
Trading Securities	$ 114
Trading Securities		$ 100
5 to 10 years [member] | US State Municipal And Agencies Debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,158
Available-for-sale securities		1,357
5 to 10 years [member] | US State Municipal And Agencies Debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 1,177
Available-for-sale securities		$ 1,329
5 to 10 years [member] | US State Municipal And Agencies Debt [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.40%
5 to 10 years [member] | US State Municipal And Agencies Debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.59%
5 to 10 years [member] | Other governments member [member]
Disclosure of financial assets [line items]
Trading Securities	$ 40
Trading Securities		$ 34
5 to 10 years [member] | Other governments member [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	302
Available-for-sale securities		18
5 to 10 years [member] | Other governments member [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 303
Available-for-sale securities		$ 19
5 to 10 years [member] | Other governments member [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.72%
5 to 10 years [member] | Other governments member [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.87%
5 to 10 years [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 346
Trading Securities		$ 8
5 to 10 years [member] | NHA MBS US Agency MBS And CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	1,808
Held-to-Maturity Securities		997
5 to 10 years [member] | NHA MBS US Agency MBS And CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	1,884
Held-to-Maturity Securities		999
5 to 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	1,413
FVTPL Securities	692
Trading Securities		1,281
5 to 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	498
Amortized Cost Securities	5
Available-for-sale securities		619
5 to 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	509
Amortized Cost Securities	$ 5
Available-for-sale securities		$ 607
5 to 10 years [member] | Corporate debt [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		3.08%
5 to 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.24%
5 to 10 years [member] | Loan [Member]
Disclosure of financial assets [line items]
Trading Securities	$ 48
Trading Securities		$ 118
5 to 10 years [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		659
5 to 10 years [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		$ 658
5 to 10 years [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.31%
5 to 10 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	1,761
5 to 10 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 1,819
5 to 10 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.51%
Over 10 years [member]
Disclosure of financial assets [line items]
Trading Securities	$ 64,187
FVTPL Securities	9,662
Trading Securities		$ 69,786
Over 10 years [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	10,476
Amortized Cost Securities	2,978
Available-for-sale securities		13,095
Held-to-Maturity Securities		3,609
Over 10 years [member] | Carrying Amount [Member]
Disclosure of financial assets [line items]
Other Securities	702	881
Over 10 years [member] | Total carrying value or amortized cost of securities [member]
Disclosure of financial assets [line items]
Total securities	88,581	87,424
Over 10 years [member] | Total value of securities [member]
Disclosure of financial assets [line items]
Total securities	88,137	87,395
Over 10 years [member] | Canadian Dollar [member]
Disclosure of financial assets [line items]
Total securities	37,135	41,261
Over 10 years [member] | United States of America, Dollar
Disclosure of financial assets [line items]
Total securities	49,922	44,384
Over 10 years [member] | Other Currency [member]
Disclosure of financial assets [line items]
Total securities	1,080	1,750
Over 10 years [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	10,920
Amortized Cost Securities	$ 3,110
Available-for-sale securities		13,124
Held-to-Maturity Securities		$ 3,633
Over 10 years [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.00%
Over 10 years [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.32%
Over 10 years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 907
FVTPL Securities	97
Trading Securities		$ 1,104
Over 10 years [member] | Canadian Provincial And Municipal Governments [member]
Disclosure of financial assets [line items]
Trading Securities	2,790
FVTPL Securities	896
Trading Securities		2,467
Over 10 years [member] | Canadian Provincial And Municipal Governments [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	12
Available-for-sale securities		40
Over 10 years [member] | Canadian Provincial And Municipal Governments [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 12
Available-for-sale securities		$ 38
Over 10 years [member] | Canadian Provincial And Municipal Governments [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		3.27%
Over 10 years [member] | Canadian Provincial And Municipal Governments [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	3.58%
Over 10 years [member] | US federal Government [member]
Disclosure of financial assets [line items]
Trading Securities	$ 843
Trading Securities		$ 2,477
Over 10 years [member] | US State Municipal And Agencies Debt [member]
Disclosure of financial assets [line items]
Trading Securities	182
Trading Securities		1,081
Over 10 years [member] | US State Municipal And Agencies Debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	924
Available-for-sale securities		1,336
Over 10 years [member] | US State Municipal And Agencies Debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 935
Available-for-sale securities		$ 1,333
Over 10 years [member] | US State Municipal And Agencies Debt [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.71%
Over 10 years [member] | US State Municipal And Agencies Debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.66%
Over 10 years [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of financial assets [line items]
Trading Securities	$ 7,482
Trading Securities		$ 2
Over 10 years [member] | NHA MBS US Agency MBS And CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	2,913
Held-to-Maturity Securities		3,609
Over 10 years [member] | NHA MBS US Agency MBS And CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Amortized Cost Securities	3,045
Held-to-Maturity Securities		3,633
Over 10 years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Trading Securities	2,034
FVTPL Securities	5,331
Trading Securities		7,014
Over 10 years [member] | Corporate debt [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	41
Amortized Cost Securities	65
Available-for-sale securities		95
Over 10 years [member] | Corporate debt [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	41
Amortized Cost Securities	$ 65
Available-for-sale securities		$ 93
Over 10 years [member] | Corporate debt [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		3.64%
Over 10 years [member] | Corporate debt [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	4.02%
Over 10 years [member] | Corporate equity [member]
Disclosure of financial assets [line items]
Trading Securities	$ 49,949
FVTPL Securities	3,338
Trading Securities		$ 55,641
Over 10 years [member] | Corporate equity [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	62
Available-for-sale securities		1,604
Over 10 years [member] | Corporate equity [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	62
Available-for-sale securities		$ 1,499
Over 10 years [member] | Corporate equity [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		2.37%
Over 10 years [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Fair Value [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		$ 10,020
Over 10 years [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
Available-for-sale securities		$ 10,161
Over 10 years [member] | Us Agency Mortgage Backed Securities and Collateralized Mortgage Obligations [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Yield (%)		1.97%
Over 10 years [member] | US Agency MBS and CMO [member] | Fair Value [Member]
Disclosure of financial assets [line items]
FVOCI securities	9,437
Over 10 years [member] | US Agency MBS and CMO [member] | Amortized Cost [Member]
Disclosure of financial assets [line items]
FVOCI securities	$ 9,870
Over 10 years [member] | US Agency MBS and CMO [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Yield (%)	2.29%